SCHEDULE OF SHARE PREMIUM (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2026 $ / shares shares	Feb. 12, 2026 $ / shares shares	Jan. 14, 2026 $ / shares shares	Jan. 12, 2026 $ / shares shares	Dec. 10, 2021 $ / shares shares	Dec. 10, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.001				$ 0.0078
Deducting the underwriting discounts and commissions		$ 66,819,675		$ 1,950,000
fair value of the warrants on issue
Total equity value	$ 2,400,000	18,720,000
Carrying amount of the derecognized financial liability		12,433,451
Share premium [member]
IfrsStatementLineItems [Line Items]
Deducting the underwriting discounts and commissions		66,800,175		$ 1,942,200
fair value of the warrants on issue		1,284,075
Total equity value		18,720,000
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Deducting the underwriting discounts and commissions		$ 10,647,000
Debt settlement agreement [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)									$ 4.00	$ 31.20
Debt settlement agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)									$ 1.00	$ 7.80
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares								2,500,000
Par value per share | $ / shares								$ 0.001
Public price per share | $ / shares								$ 4.00
Deducting the underwriting discounts and commissions	8,566,625
Initial public offering [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Deducting the underwriting discounts and commissions	1,365,000
Underwriter [member]
IfrsStatementLineItems [Line Items]
Deducting the underwriting discounts and commissions	1,433,375
Underwriter [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Deducting the underwriting discounts and commissions	$ 135,000
Underwriters [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						375,000		375,000
Par value per share | $ / shares						$ 4.00
Underwriters [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						375,000	62,500	375,000
Par value per share | $ / shares						$ 4.00	$ 4.00
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,875,000			2,875,000	2,875,000
Ordinary shares [member] | Debt settlement agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares									600,000	600,000